Financial instruments - Liabilities Mature (Detail) - CAD CAD in Thousands	Dec. 31, 2015	Dec. 31, 2014
Derivative [Line Items]
Long-term debt obligations	CAD 1,496,123
Advances in aid of construction	92,285
Interest on long-term debt	664,099
Purchase obligations	243,748
Environmental obligation	78,495	CAD 72,594
Other obligations	53,502
Total obligations	2,743,510
Cross currency swap | Net Investment Hedging
Derivative [Line Items]
Derivative financial instruments, liabilities	101,559
Interest rate swaps
Derivative [Line Items]
Derivative financial instruments, liabilities	9,659
Foreign exchange forward | Net Investment Hedging
Derivative [Line Items]
Derivative financial instruments, liabilities	1,918
Commodity contracts for regulatory operations
Derivative [Line Items]
Derivative financial instruments, liabilities	2,122
Due less than 1 year
Derivative [Line Items]
Long-term debt obligations	8,945
Advances in aid of construction	1,347
Interest on long-term debt	74,324
Purchase obligations	243,748
Environmental obligation	5,435
Other obligations	12,808
Total obligations	355,238
Due less than 1 year | Cross currency swap | Net Investment Hedging
Derivative [Line Items]
Derivative financial instruments, liabilities	4,828
Due less than 1 year | Foreign exchange forward | Net Investment Hedging
Derivative [Line Items]
Derivative financial instruments, liabilities	1,918
Due less than 1 year | Commodity contracts for regulatory operations
Derivative [Line Items]
Derivative financial instruments, liabilities	1,885
Due 2 to 3 years
Derivative [Line Items]
Long-term debt obligations	222,810
Interest on long-term debt	138,841
Environmental obligation	41,494
Other obligations	0
Total obligations	422,004
Due 2 to 3 years | Cross currency swap | Net Investment Hedging
Derivative [Line Items]
Derivative financial instruments, liabilities	8,963
Due 2 to 3 years | Commodity contracts for regulatory operations
Derivative [Line Items]
Derivative financial instruments, liabilities	237
Due 4 to 5 years
Derivative [Line Items]
Long-term debt obligations	187,582
Interest on long-term debt	117,328
Environmental obligation	1,753
Other obligations	0
Total obligations	314,171
Due 4 to 5 years | Cross currency swap | Net Investment Hedging
Derivative [Line Items]
Derivative financial instruments, liabilities	7,508
Due 4 to 5 years | Interest rate swaps
Derivative [Line Items]
Derivative financial instruments, liabilities	0
Due after 5 years
Derivative [Line Items]
Long-term debt obligations	1,076,786
Advances in aid of construction	90,938
Interest on long-term debt	333,606
Environmental obligation	29,813
Other obligations	40,694
Total obligations	1,652,097
Due after 5 years | Cross currency swap | Net Investment Hedging
Derivative [Line Items]
Derivative financial instruments, liabilities	CAD 80,260